Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation
Schedule of subsidiaries included in consolidation
Subsidiary	Type	Equity interest %
Auttar H.U.T. Processamento de Dados Ltda. (“Auttar”)	Subsidiary	100%
Getnet Sociedade de Crédito Direto S.A (“SCD”)	Subsidiary	100%
Eyemobile Tecnologia S.A. (“Eyemobile”) (1)	Subsidiary	60%

(1)    On May 12, 2021, Getnet Adquirência e Serviços para Meios de Pagamentos S.A. entered into an investment and other agreements with Eyemobile, as consenting intervening party, establishing the terms of the negotiation for the purchase and sale of the shares representing Eyemobile's capital stock. The control acquisition was concluded on August 3, 2021, so that Getnet now holds 60% of Eyemobile's voting shares for the amount of R$19,415, corresponding to the equity value of the shares on the purchase date, plus the amount of the contribution of the shares paid up upon subscription. The Company's corporate purpose is to explore the development and licensing of customizable computer programs, the rental of office machines and equipment, and the specialized retail trade of computer equipment and supplies.